Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Disclosure of leases [text block]
27.	Leases

(a)	Leases as lessee
The Group leases buildings, vehicles, machinery and equipment and others. Information about leases for which the Group is a lessee is presented below.

(i)	Right-of-use assets
Right-of-use
assets are presented as property, plant and equipment (See note 9(a)).

(In millions of won)
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2019	~~W~~	75,777	53,960	1,111	10,800	392	142,040
Addition		19,743	1,890	2,882	4,971	247	29,733
Depreciation		(39,376)	(2,272)	(1,305)	(7,760)	(350)	(51,063)
Derecognition of right-of-use assets		(3,056)	—	(538)	—	—	(3,594)
Impairment		(248)	(3,833)	(20)	(193)	(8)	(4,302)
Gain or loss on foreign currency translation		373	9	17	30	7	436

Balance at December 31, 2019	~~W~~	53,213	49,754	2,147	7,848	288	113,250

(ii)	Amounts recognized in profit or loss other than right-of-use assets

(In millions of won)
	December 31, 2019
Interest on lease liabilities	~~W~~	(4,085)
Income from sub-leasing right-of-use assets presented in ‘other revenue’		1,079
Expenses relating to short-term leases		(1,783)
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets		(1,188)

(iii)	Lease liabilities

(In millions of won)
	December 31, 2019
Balance at January 1, 2019	~~W~~	115,119
Additions		33,878
Interest expense		4,085
Repayment of liabilities		(64,570)
Balance at December 31, 2019		88,512
(b)	Leases as lessor
During 2019, the Group
sub-leased
certain right of use assets and classified them as finance leases. During 2019, the Group recognized a gain of

~~W~~

3,390 million on derecognition of the
right-of-use
assets pertaining to buildings, machinery and equipment and presented the gain as gain on disposal of property, plant and equipment.
The Group recognized interest income on lease receivables of

~~W~~

1,079 million

in
2019
.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date. Under IAS 17, the Group did not have any finance leases as a lessor.

(In millions of won)
	December 31, 2019
6 months or less	~~W~~	3,282
6-12 months		3,282
1-2 years		6,563
2-5 years		16,956
Total undiscounted lease receivable		30,083
Unearned finance income		(2,289)
Net Investment in the lease		27,794